HUNTINGTON VA FUNDS

                             5800 Corporate Drive
                     Pittsburgh, Pennsylvania 15237-7010

                                April 13, 2006


EDGAR Operations Branch
U.S. Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, DC  20549


     RE: HUNTINGTON VA FUNDS ("Registrant" or "VA Trust")
           1933 Act File No. 333-83397
           1940 Act File No. 811-09481

Dear Sir or Madam:

      A Rule 497 EDGAR submission on behalf of the Registrant was made in error on April 12, 2006 under Accession Number 0001318148-06-000466. Please disregard this submission.

                                             Very truly yours,


                                             /s/ Audrey M. Babyak
                                             Audrey M. Babyak
                                             Electronic Services Supervisor